Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 85.80%
Communication services: 0.08%
Diversified telecommunication services: 0.08%
Intelsat SA ‡†	3,909	$ 85,998
Energy: 0.14%
Energy equipment & services: 0.08%
Bristow Group Incorporated †	3,368	87,568
Oil, gas & consumable fuels: 0.06%
Denbury Incorporated †	746	66,961
Financials: 0.16%
Mortgage REITs: 0.16%
Blackstone Mortgage Trust Incorporated Class A	2,257	57,034
Ladder Capital Corporation	6,254	69,419
Starwood Property Trust Incorporated	2,796	59,862
		186,315
Utilities: 85.42%
Electric utilities: 50.00%
Alliant Energy Corporation	29,270	1,647,901
American Electric Power Company Incorporated	59,781	5,786,801
Constellation Energy Corporation	29,898	2,873,796
Duke Energy Corporation	55,165	5,512,638
Entergy Corporation	22,292	2,591,891
Evergy Incorporated	29,385	1,739,886
Eversource Energy	26,318	2,180,709
Exelon Corporation	109,843	4,544,205
FirstEnergy Corporation	59,028	2,434,315
NextEra Energy Incorporated	212,045	17,960,212
The Southern Company	70,453	4,765,441
Xcel Energy Incorporated	71,281	5,005,352
		57,043,147
Gas utilities: 4.30%
Atmos Energy Corporation	29,092	3,496,858
ONE Gas Incorporated	16,208	1,409,286
		4,906,144
Multi-utilities: 28.44%
Ameren Corporation	38,992	3,482,765
CenterPoint Energy Incorporated	114,071	3,548,749
CMS Energy Corporation	59,487	3,632,871
Dominion Energy Incorporated	81,959	5,008,514
DTE Energy Company	31,112	3,609,303
Public Service Enterprise Group Incorporated	55,246	3,345,145
Sempra Energy	37,455	6,224,646
WEC Energy Group Incorporated	36,310	3,599,773
		32,451,766
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Water utilities: 2.68%
American Water Works Company Incorporated	20,113	$ 3,052,349
Total Common stocks (Cost $80,147,322)		97,880,248

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 32.80%
Communication services: 5.31%
Diversified telecommunication services: 0.39%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 135,000	116,394
Cablevision Lightpath LLC 144A	5.63	9-15-2028	130,000	98,915
Level 3 Financing Incorporated 144A	3.63	1-15-2029	155,000	114,452
Level 3 Financing Incorporated 144A	4.25	7-1-2028	100,000	78,299
Level 3 Financing Incorporated 144A	4.63	9-15-2027	50,000	42,125
				450,185
Entertainment: 0.50%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	70,000	70,344
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	260,000	227,786
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	48,000	45,504
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	225,000	225,426
				569,060
Media: 4.42%
CCO Holdings LLC 144A	4.25	1-15-2034	150,000	116,850
CCO Holdings LLC 144A	4.50	8-15-2030	415,000	349,638
CCO Holdings LLC	4.50	5-1-2032	50,000	41,263
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	22,982
CCO Holdings LLC 144A	5.13	5-1-2027	250,000	236,623
CCO Holdings LLC 144A	5.50	5-1-2026	2,000	1,940
Cinemark USA Incorporated 144A	5.25	7-15-2028	235,000	187,706
Cinemark USA Incorporated 144A	5.88	3-15-2026	65,000	56,917
Cinemark USA Incorporated 144A	8.75	5-1-2025	220,000	224,406
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	270,000	200,475
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	126,832
CSC Holdings LLC 144A	5.75	1-15-2030	390,000	265,590
DIRECTV Financing LLC 144A	5.88	8-15-2027	245,000	224,807
DISH DBS Corporation 144A	5.75	12-1-2028	185,000	150,044
Gray Escrow II Incorporated 144A	5.38	11-15-2031	425,000	324,262
Gray Television Incorporated 144A	4.75	10-15-2030	250,000	184,973
Lamar Media Corporation	4.00	2-15-2030	80,000	69,855
Lamar Media Corporation	4.88	1-15-2029	130,000	120,151
Match Group Holdings II LLC 144A	5.63	2-15-2029	225,000	206,857
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	125,000	111,240
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	125,000	117,865
Outfront Media Capital Corporation 144A	4.63	3-15-2030	150,000	125,557
Outfront Media Capital Corporation 144A	5.00	8-15-2027	85,000	77,456
QVC Incorporated	4.38	9-1-2028	200,000	134,000
QVC Incorporated	4.75	2-15-2027	175,000	131,366
QVC Incorporated	5.95	3-15-2043	95,000	48,986
Salem Media Group Incorporated 144A	6.75	6-1-2024	70,000	67,200
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	35,000	29,420
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	425,000	346,996
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	50,000	44,500
See accompanying notes to portfolio of investments

2  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Sirius XM Radio Incorporated Company 144A	4.00%	7-15-2028	$ 250,000	$ 220,955
Townsquare Media Incorporated 144A	6.88	2-1-2026	510,000	473,131
				5,040,843
Consumer discretionary: 4.50%
Auto components: 0.38%
Allison Transmission Incorporated 144A	5.88	6-1-2029	170,000	160,691
Clarios Global LP 144A	6.25	5-15-2026	144,000	142,651
Cooper Tire & Rubber Company	7.63	3-15-2027	137,000	133,756
				437,098
Automobiles: 0.12%
Ford Motor Company	3.25	2-12-2032	175,000	138,307
Diversified consumer services: 0.13%
Service Corporation International	7.50	4-1-2027	140,000	142,672
Hotels, restaurants & leisure: 2.49%
Carnival Corporation 144A	4.00	8-1-2028	150,000	124,875
Carnival Corporation 144A	6.00	5-1-2029	120,000	85,200
Carnival Corporation 144A	9.88	8-1-2027	100,000	97,608
Carnival Corporation 144A	10.50	2-1-2026	60,000	60,726
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	180,000	187,416
CCM Merger Incorporated 144A	6.38	5-1-2026	555,000	513,780
Cedar Fair LP 144A	5.50	5-1-2025	115,000	114,634
Churchill Downs Incorporated 144A	4.75	1-15-2028	130,000	119,612
Las Vegas Sands Corporation	3.20	8-8-2024	235,000	224,557
MGM Resorts International	6.75	5-1-2025	95,000	94,547
NCL Corporation Limited 144A	5.88	3-15-2026	265,000	217,375
NCL Corporation Limited 144A	5.88	2-15-2027	170,000	151,356
NCL Corporation Limited 144A	7.75	2-15-2029	110,000	88,000
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	25,000	20,715
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	95,000	82,413
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	150,000	122,438
Royal Caribbean Cruises Limited 144A	9.25	1-15-2029	140,000	143,326
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	155,000	159,263
Six Flags Entertainment Company 144A	5.50	4-15-2027	50,000	45,147
Six Flags Entertainment Company 144A	7.00	7-1-2025	180,000	180,446
				2,833,434
Household durables: 0.10%
Newell Brands Incorporated	4.45	4-1-2026	120,000	113,203
Multiline retail: 0.30%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	200,000	184,578
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	140,000	130,221
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	30,000	26,632
				341,431
Specialty retail: 0.71%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	95,000	99,607
GAP Incorporated 144A	3.88	10-1-2031	255,000	192,525
Michaels Companies Incorporated 144A	7.88	5-1-2029	145,000	85,731
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
NMG Holding Company Incorporated 144A	7.13%	4-1-2026	$ 200,000	$ 192,592
Rent-A-Center Incorporated 144A	6.38	2-15-2029	295,000	242,638
				813,093
Textiles, apparel & luxury goods: 0.27%
G-III Apparel Group Limited 144A	7.88	8-15-2025	320,000	310,000
Consumer staples: 0.30%
Food & staples retailing: 0.10%
PetSmart Incorporated 144A	4.75	2-15-2028	125,000	114,204
Food products: 0.20%
CHS Incorporated 144A	5.25	5-15-2030	145,000	110,577
CHS Incorporated 144A	6.00	1-15-2029	10,000	8,343
US Foods Incorporated 144A	6.25	4-15-2025	110,000	111,027
				229,947
Energy: 6.03%
Energy equipment & services: 1.38%
Bristow Group Incorporated 144A	6.88	3-1-2028	375,000	350,275
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	50,383
Hilcorp Energy Company 144A	6.00	4-15-2030	30,000	27,586
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	50,536
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	71,423
Hilcorp Energy Company 144A	6.25	4-15-2032	30,000	27,525
Oceaneering International Incorporated	4.65	11-15-2024	105,000	101,757
Oceaneering International Incorporated	6.00	2-1-2028	225,000	203,838
Pattern Energy Operations LP 144A	4.50	8-15-2028	500,000	448,684
USA Compression Partners LP	6.88	4-1-2026	150,000	143,625
USA Compression Partners LP	6.88	9-1-2027	100,000	95,470
				1,571,102
Oil, gas & consumable fuels: 4.65%
Aethon United 144A	8.25	2-15-2026	430,000	427,816
Archrock Partners LP 144A	6.25	4-1-2028	135,000	125,213
Archrock Partners LP 144A	6.88	4-1-2027	125,000	120,938
Buckeye Partners LP 144A	4.50	3-1-2028	25,000	22,188
Buckeye Partners LP	5.85	11-15-2043	150,000	113,404
CQP Holdco LP 144A	5.50	6-15-2031	295,000	270,686
DT Midstream Incorporated 144A	4.13	6-15-2029	85,000	74,894
DT Midstream Incorporated 144A	4.38	6-15-2031	180,000	155,288
Encino Acquisition Partners Company 144A	8.50	5-1-2028	355,000	339,710
EnLink Midstream Partners LP	5.05	4-1-2045	210,000	159,506
EnLink Midstream Partners LP	5.38	6-1-2029	297,000	282,893
EnLink Midstream Partners LP	5.60	4-1-2044	75,000	62,250
EnLink Midstream Partners LP 144A	5.63	1-15-2028	35,000	34,125
EnLink Midstream Partners LP 144A	6.50	9-1-2030	155,000	157,421
Enviva Partners LP 144A	6.50	1-15-2026	705,000	672,148
EQM Midstream Partners 144A	7.50	6-1-2027	5,000	5,053
EQM Midstream Partners 144A	7.50	6-1-2030	230,000	232,009
Harvest Midstream LP 144A	7.50	9-1-2028	145,000	138,838
Hess Midstream Operation Company 144A	5.50	10-15-2030	30,000	27,499
Kinetik Holdings LP Company 144A	5.88	6-15-2030	240,000	225,530
Murphy Oil Corporation	6.38	7-15-2028	50,000	49,313
See accompanying notes to portfolio of investments

4  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Nabors Industries Limited 144A	7.38%	5-15-2027	$ 180,000	$ 175,050
Occidental Petroleum Corporation	6.45	9-15-2036	525,000	526,313
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	180,000	149,400
Southwestern Energy Company	4.75	2-1-2032	130,000	113,656
Southwestern Energy Company	7.75	10-1-2027	41,000	42,181
Southwestern Energy Company	8.38	9-15-2028	110,000	114,228
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	185,000	167,423
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	125,000	111,406
Venture Global LNG Incorporated 144A	3.88	11-1-2033	35,000	28,464
Western Midstream Operating LP	5.30	3-1-2048	225,000	186,965
				5,311,808
Financials: 4.89%
Capital markets: 0.29%
MSCI Incorporated 144A	4.00	11-15-2029	120,000	105,964
Oppenheimer Holdings Incorporated	5.50	10-1-2025	225,000	220,500
				326,464
Consumer finance: 2.18%
FirstCash Incorporated 144A	4.63	9-1-2028	80,000	70,396
FirstCash Incorporated 144A	5.63	1-1-2030	145,000	131,898
Ford Motor Credit Company LLC	4.39	1-8-2026	400,000	380,452
Ford Motor Credit Company LLC	5.11	5-3-2029	535,000	498,775
LFS TopCo LLC 144A	5.88	10-15-2026	120,000	96,002
Navient Corporation	5.00	3-15-2027	195,000	170,379
Navient Corporation	5.63	8-1-2033	125,000	87,640
Navient Corporation	5.88	10-25-2024	225,000	218,607
OneMain Finance Corporation	5.38	11-15-2029	75,000	62,640
OneMain Finance Corporation	6.13	3-15-2024	50,000	48,765
OneMain Finance Corporation	7.13	3-15-2026	125,000	121,099
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	160,000	94,800
PRA Group Incorporated 144A	5.00	10-1-2029	320,000	265,872
Rocket Mortgage LLC 144A	2.88	10-15-2026	190,000	162,024
Rocket Mortgage LLC 144A	4.00	10-15-2033	105,000	77,175
				2,486,524
Diversified financial services: 0.48%
Hat Holdings LLC 144A	3.38	6-15-2026	120,000	104,377
Hat Holdings LLC 144A	3.75	9-15-2030	70,000	50,040
Hat Holdings LLC 144A	6.00	4-15-2025	55,000	53,136
LPL Holdings Incorporated 144A	4.38	5-15-2031	210,000	180,540
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	170,000	157,529
				545,622
Insurance: 0.83%
Amwins Group Incorporated 144A	4.88	6-30-2029	210,000	181,468
AssuredPartners Incorporated 144A	5.63	1-15-2029	135,000	114,750
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	345,000	293,250
HUB International Limited 144A	5.63	12-1-2029	65,000	56,916
HUB International Limited 144A	7.00	5-1-2026	55,000	54,453
Ryan Specialty Group LLC 144A	4.38	2-1-2030	165,000	141,075
Tri Pointe Homes Incorporated	5.88	6-15-2024	110,000	109,819
				951,731
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.31%
Blackstone Mortgage Trust Incorporated 144A	3.75%	1-15-2027	$ 125,000	$ 108,919
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	185,000	165,512
Starwood Property Trust Incorporated	4.75	3-15-2025	90,000	86,140
				360,571
Thrifts & mortgage finance: 0.80%
Enact Holdings Incorporated 144A	6.50	8-15-2025	460,000	447,226
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	50,000	43,625
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	220,000	179,871
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	195,000	185,301
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	65,000	53,788
				909,811
Health care: 1.28%
Health care providers & services: 0.88%
180 Medical Incorporated 144A	3.88	10-15-2029	200,000	169,982
Air Methods Corporation 144A	8.00	5-15-2025	110,000	22,399
Davita Incorporated 144A	4.63	6-1-2030	370,000	299,508
Encompass Health Corporation	5.75	9-15-2025	75,000	74,209
Pediatrix Medical Group 144A	5.38	2-15-2030	110,000	92,819
Select Medical Corporation 144A	6.25	8-15-2026	260,000	251,644
Tenet Healthcare Corporation 144A	4.88	1-1-2026	100,000	94,898
				1,005,459
Health care technology: 0.17%
IQVIA Incorporated 144A	5.00	10-15-2026	200,000	192,500
Life sciences tools & services: 0.04%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	50,000	43,742
Pharmaceuticals: 0.19%
Catalent Pharma Solutions Company 144A	5.00	7-15-2027	225,000	214,369
Industrials: 4.17%
Aerospace & defense: 0.80%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	157,000	155,312
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	285,000	299,963
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	144,295
TransDigm Group Incorporated	6.38	6-15-2026	75,000	73,660
TransDigm Group Incorporated	7.50	3-15-2027	245,000	245,613
				918,843
Airlines: 0.87%
American Airlines Group Incorporated 144A	5.75	4-20-2029	200,000	186,190
Hawaiian Airlines Incorporated	3.90	7-15-2027	147,316	123,529
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	375,000	355,403
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	245,000	247,744
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	75,000	76,019
				988,885
Commercial services & supplies: 0.89%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	385,000	275,974
Allied Universal Holdco LLC 144A	6.63	7-15-2026	115,000	109,250
See accompanying notes to portfolio of investments

6  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies (continued)
Aramark Services Incorporated 144A	6.38%	5-1-2025	$ 130,000	$ 129,743
CoreCivic Incorporated	8.25	4-15-2026	485,000	495,451
				1,010,418
Machinery: 0.64%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	165,000	166,388
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	335,000	304,019
United Rentals 144A	6.00	12-15-2029	5,000	5,025
Werner FinCo LP 144A	8.75	7-15-2025	325,000	260,000
				735,432
Road & rail: 0.54%
Uber Technologies Incorporated 144A	4.50	8-15-2029	300,000	261,158
Uber Technologies Incorporated 144A	8.00	11-1-2026	350,000	353,985
				615,143
Trading companies & distributors: 0.43%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	150,000	130,505
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	329,000	315,988
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	43,000	43,376
				489,869
Information technology: 2.08%
Communications equipment: 0.28%
Ciena Corporation 144A	4.00	1-31-2030	150,000	125,813
CommScope Technologies LLC 144A	4.75	9-1-2029	60,000	50,530
CommScope Technologies LLC 144A	5.00	3-15-2027	190,000	144,936
				321,279
Electronic equipment, instruments & components: 0.22%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	245,000	248,063
IT services: 0.66%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	40,000	38,100
Sabre GLBL Incorporated 144A	9.25	4-15-2025	600,000	598,500
Sabre GLBL Incorporated 144A%%	11.25	12-15-2027	115,000	117,875
				754,475
Semiconductors & semiconductor equipment: 0.06%
QORVO Incorporated 144A	3.38	4-1-2031	90,000	72,158
Software: 0.86%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	125,000	99,846
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	340,000	238,850
NCR Corporation 144A	5.13	4-15-2029	40,000	34,408
NCR Corporation 144A	6.13	9-1-2029	200,000	194,000
NortonLifeLock Incorporated 144A	5.00	4-15-2025	225,000	218,250
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	191,153
				976,507
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 1.53%
Chemicals: 0.48%
Avient Corporation 144A	7.13%	8-1-2030	$ 60,000	$ 58,578
Celanese US Holding LLC	6.05	3-15-2025	340,000	338,292
Chemours Company 144A	4.63	11-15-2029	185,000	148,925
				545,795
Containers & packaging: 0.95%
Ball Corporation	2.88	8-15-2030	140,000	113,812
Berry Global Incorporated 144A	5.63	7-15-2027	270,000	264,600
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	255,000	229,245
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	165,000	168,712
Sealed Air Corporation 144A	5.00	4-15-2029	330,000	306,900
				1,083,269
Metals & mining: 0.09%
Arches Buyer Incorporated 144A	4.25	6-1-2028	125,000	102,831
Paper & forest products: 0.01%
Clearwater Paper Corporation 144A	4.75	8-15-2028	20,000	17,524
Real estate: 1.02%
Equity REITs: 1.02%
Iron Mountain Incorporated 144A	4.50	2-15-2031	250,000	209,300
Iron Mountain Incorporated 144A	5.25	7-15-2030	315,000	283,500
MPT Operating Partnership LP	3.50	3-15-2031	395,000	278,475
Service Properties Trust Company	4.35	10-1-2024	125,000	116,663
Service Properties Trust Company	4.75	10-1-2026	100,000	82,470
Service Properties Trust Company	4.95	2-15-2027	140,000	115,299
Service Properties Trust Company	5.25	2-15-2026	75,000	64,244
Service Properties Trust Company	7.50	9-15-2025	15,000	14,513
				1,164,464
Utilities: 1.69%
Electric utilities: 0.42%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	2,000	1,882
PG&E Corporation	5.00	7-1-2028	25,000	23,065
PG&E Corporation	5.25	7-1-2030	505,000	457,270
				482,217
Independent power & renewable electricity producers: 1.27%
NSG Holdings LLC 144A	7.75	12-15-2025	412,841	401,645
TerraForm Power Operating LLC 144A	4.75	1-15-2030	175,000	157,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028	525,000	486,938
Vistra Corporation (5 Year Treasury Constant Maturity +5.74%) 144Aʊ±	7.00	12-15-2026	90,000	80,498
Vistra Operations Company LLC 144A	4.38	5-1-2029	110,000	98,414
Vistra Operations Company LLC 144A	5.63	2-15-2027	225,000	217,677
				1,442,672
Total Corporate bonds and notes (Cost $40,579,648)				37,423,024
See accompanying notes to portfolio of investments

8  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 2.30%
Communication services: 0.49%
Diversified telecommunication services: 0.19%
Intelsat Jackson Holdings SA (U.S. SOFR 6 Month +4.25%) ±	7.44%	2-1-2029	$ 220,358	$ 212,590
Entertainment: 0.07%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) ±	9.19	6-29-2029	84,788	84,003
Media: 0.23%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	7.91	8-21-2026	89,769	81,954
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	8.32	3-28-2025	211,464	185,295
				267,249
Consumer discretionary: 0.05%
Multiline retail: 0.05%
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) ±	10.80	3-31-2029	55,000	53,063
Energy: 0.18%
Oil, gas & consumable fuels: 0.18%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	8.17	9-29-2028	122,313	121,191
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	8.51	9-19-2029	85,000	84,947
				206,138
Financials: 0.48%
Diversified financial services: 0.29%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	7.92	4-30-2024	93,437	77,786
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	12.41	4-30-2025	105,857	89,978
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.57	5-30-2025	173,532	162,686
				330,450
Insurance: 0.07%
Asurion LLC (1 Month LIBOR +5.25%) ±	9.32	1-31-2028	105,000	80,745
Mortgage REITs: 0.12%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	8.40	8-9-2026	133,988	131,810
Health care: 0.22%
Health care equipment & supplies: 0.05%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	7.63	8-31-2026	57,885	56,728
Pharmaceuticals: 0.17%
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) ±	9.05	2-1-2027	266,625	197,848
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.88%
Airlines: 0.32%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	8.78%	6-21-2027	$ 237,500	$ 244,031
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	7.99	10-20-2027	115,000	116,524
				360,555
Commercial services & supplies: 0.39%
The Geo Group Incorporated (U.S. SOFR 1 Month +7.13%) <±	11.21	3-23-2027	449,018	448,879
Machinery: 0.17%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	41,005	39,263
Werner FinCo LP (3 Month LIBOR +4.00%) ±	7.67	7-24-2024	176,744	152,884
				192,147
Total Loans (Cost $2,774,097)				2,622,205

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	12-5-2022	460	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	12-5-2022	460	0
Total Rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 3.38%
Communication services: 0.31%
Media: 0.23%
Videotron Limited 144A	5.13	4-15-2027	$ 270,000	258,120
Wireless telecommunication services: 0.08%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	100,000	94,500
Energy: 0.37%
Oil, gas & consumable fuels: 0.37%
Baytex Energy Corporation 144A	8.75	4-1-2027	165,000	170,110
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	60,957	0
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	270,000	255,695
				425,805
Financials: 0.39%
Diversified financial services: 0.39%
Castlelake Aviation Finance 144A	5.00	4-15-2027	255,000	216,727
See accompanying notes to portfolio of investments

10  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
New Red Finance Incorporated 144A	4.00%	10-15-2030	$ 135,000	$ 113,692
New Red Finance Incorporated 144A	5.75	4-15-2025	110,000	110,275
				440,694
Health care: 0.83%
Biotechnology: 0.19%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	265,000	222,701
Pharmaceuticals: 0.64%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	125,000	76,575
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	410,000	170,737
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	370,000	364,861
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	115,000	113,196
				725,369
Industrials: 1.21%
Airlines: 0.43%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	340,000	345,081
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	180,000	147,600
				492,681
Electrical equipment: 0.46%
Sensata Technologies BV 144A	4.00	4-15-2029	270,000	235,003
Sensata Technologies BV 144A	5.00	10-1-2025	45,000	43,972
Sensata Technologies BV 144A	5.63	11-1-2024	100,000	99,784
Sensata Technologies BV 144A	5.88	9-1-2030	155,000	147,193
				525,952
Trading companies & distributors: 0.32%
Fly Leasing Limited 144A	7.00	10-15-2024	485,000	362,503
Information technology: 0.14%
Technology hardware, storage & peripherals: 0.14%
Seagate HDD Cayman	4.13	1-15-2031	205,000	160,271
Materials: 0.13%
Containers & packaging: 0.13%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	155,000	151,313
Total Yankee corporate bonds and notes (Cost $4,530,313)				3,859,909

		Yield	Shares
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	1,929,180	1,929,180
Total Short-term investments (Cost $1,929,180)				1,929,180
Total investments in securities (Cost $129,960,560)	125.97%			143,714,566
Other assets and liabilities, net	(25.97)			(29,630,369)
Total net assets	100.00%			$114,084,197

See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,237,394	$4,339,290	$(5,647,504)	$0	$0	$1,929,180	1,929,180	$16,461
See accompanying notes to portfolio of investments

12  |  Allspring Utilities and High Income Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of November 30, 2022, the Fund had unfunded loan commitments of $208,133.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Utilities and High Income Fund  |  13

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$85,998	$85,998
Energy	154,529	0	0	154,529
Financials	186,315	0	0	186,315
Utilities	97,453,406	0	0	97,453,406
Corporate bonds and notes	0	37,423,024	0	37,423,024
Loans	0	2,322,631	299,574	2,622,205
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	3,859,909	0	3,859,909
Short-term investments
Investment companies	1,929,180	0	0	1,929,180
Total assets	$99,723,430	$43,605,564	$385,572	$143,714,566
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

14  |  Allspring Utilities and High Income Fund